Other Non-financial Assets and Liabilities - Other non-financial assets (Detail) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets [Line Items]
Other current non-financial assets	$ 19,801,573	$ 34,634,563
Other non-current non-financial assets	65,787,215	38,050,184
VAT Tax Credit and Other Taxes
Disclosure Of Financial Assets [Line Items]
Other current non-financial assets	8,575,080	19,497,233
Other non-current non-financial assets	46,638,860	19,799,224
Prepaid expenses
Disclosure Of Financial Assets [Line Items]
Other current non-financial assets	9,991,447	12,329,859
Guarantee deposit
Disclosure Of Financial Assets [Line Items]
Other non-current non-financial assets	128,724	1,879,019
PPM water rights
Disclosure Of Financial Assets [Line Items]
Other non-current non-financial assets	7,910,531	7,670,114
Spare parts with a consumption schedule of more than 12 months
Disclosure Of Financial Assets [Line Items]
Other non-current non-financial assets	7,543,841	5,773,991
Other
Disclosure Of Financial Assets [Line Items]
Other current non-financial assets	1,235,046	2,807,471
Other non-current non-financial assets	$ 3,565,259	$ 2,927,836